Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Long-Term Debt

	December 31,
	2012	2011
Revolving Credit Facilities due through 2018	555,472	339,000
Term Loans due through 2021	180,229	9,900
Long-term debt of Dropdown Predecessor (note 1)	—	559,830

	735,701	908,730
Current portion	(25,246)	(26,268)

Total	710,455	882,462